Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Rightofuse assets
Properties	¥ 181,997,000	¥ 208,409,000
Lease liabilities
Non current	87,800,000	126,868,000
Current	101,889,000	82,452,000
Lease liabilities	189,689,000	209,320,000
Additions to the right-of-use assets during the year	¥ 60,418,000	¥ 225,638,000
Weighted average lessee's incremental borrowing rate	4.84%	4.81%